DIVIDENDS (Details) - CAD ($) $ / shares in Units, $ in Thousands									12 Months Ended
	Oct. 15, 2021	Jul. 15, 2021	Apr. 15, 2021	Jan. 15, 2021	Oct. 15, 2020	Jul. 15, 2020	Apr. 15, 2020	Jan. 15, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of dividends [Line Items]
Dividends paid (in CAD per share)	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.18
Dividends paid	$ 35,611	$ 36,239	$ 36,728	$ 37,869	$ 37,773	$ 38,574	$ 38,995	$ 39,971	$ 146,447	$ 155,313
Dividends payable									$ 71,072	$ 75,297
Dividend, December 2021
Disclosure of dividends [Line Items]
Dividends payable (in CAD per share)									$ 0.18
Dividends payable									$ 35,536
Dividend, March 2022
Disclosure of dividends [Line Items]
Dividends payable (in CAD per share)									$ 0.18
Dividends payable									$ 35,536
Dividend, December 2020
Disclosure of dividends [Line Items]
Dividends payable (in CAD per share)										$ 0.18
Dividends payable										$ 37,649
Dividend, March 2021
Disclosure of dividends [Line Items]
Dividends payable (in CAD per share)										$ 0.18
Dividends payable										$ 37,648